Share-based payments - Second Special Fees Agreement (Details) - EUR (€) € in Thousands		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 20, 2022	Apr. 20, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Legal fees					€ 640
Second Special Fees Agreement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value			€ 33,481	€ 33,481	32,250
Share-based compensation liability, current	€ 4,440	€ 4,440
Share-based compensation liability, non-current	1,353	1,353
Decrease in equity due to impact of novation	€ 5,793
Share-based payment expenses		6,380	11,014	€ 17,393	0	€ 0
Legal fees		4,498	7,214		0	0
Employee benefits expenses		€ 1,881	€ 3,800		€ 0	€ 0